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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          February 14, 2011
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          18
                                                           --------

Form 13F Information Table Value Total:                    $605,538
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                             Quarter ended December 31, 2010


                         TITLE                 VALUE     SHRS or   SH/  PUT/  INV.   OTR             VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC.  MNGRS        SOLE       SHARED  NONE
----------------------  --------  ---------  ---------  ---------  ---  ----  -----  -----     ----------    ------  ----
BALLY TECHNOLOGIES INC  COM       05874B107  $ 10,548     250,000  SH         SOLE                  X
CACI INTL INC           CL A      127190304  $ 90,991   1,703,954  SH         SOLE                  X
CHEMTURA CORP           COM NEW   163893209  $  4,337     271,393  SH         SOLE                  X
CHICOS FAS INC          COM       168615102  $  4,921     409,040  SH         SOLE                  X
CORELOGIC INC           COM       21871D103  $ 26,465   1,428,995  SH         SOLE                  X
FEI CO                  COM       30241L109  $  7,923     300,000  SH         SOLE                  X
FTI CONSULTING INC      COM       302941109  $ 44,897   1,204,324  SH         SOLE                  X
JACK IN THE BOX INC     COM       466367109  $ 60,238   2,850,816  SH         SOLE                  X
LIFE TECHNOLOGIES CORP  COM       53217V109  $ 49,950     900,000  SH         SOLE                  X
MANTECH INTL CORP       CL A      564563104  $ 15,482     374,599  SH         SOLE                  X
                        SPONSORED
NICE SYS LTD            ADR       653656108  $ 14,951     428,386  SH         SOLE                  X
NOVELL INC              COM       670006105  $  8,880   1,500,000  SH         SOLE                  X
ONEOK INC NEW           COM       682680103  $ 66,564   1,200,000  SH         SOLE                  X
PHILLIPS VAN HEUSEN
CORP                    COM       718592108  $ 58,284     925,000  SH         SOLE                  X
SAVVIS INC              COM NEW   805423308  $ 75,110   2,943,196  SH         SOLE                  X
VALUECLICK INC          COM       92046N102  $ 46,750   2,916,400  SH         SOLE                  X
VERINT SYS INC          COM       92343X100  $  3,499     110,380  SH         SOLE                  X
WEBSENSE INC            COM       947684106  $ 15,748     777,696  SH         SOLE                  X


                                  Total      $605,538